Acquisitions - CMRS Group - Additional Information (Details) - CMRS Group Holding Limited - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business acquisition
Gross carrying amount	$ 2,194
Net revenues		$ 270,326	$ 221,603
Net loss		$ (13,346)	$ (10,505)
Brand name
Business acquisition
Estimated useful life	4 years
Gross carrying amount	$ 1,162
Customer relationship
Business acquisition
Estimated useful life	4 years
Gross carrying amount	$ 1,032